Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     July 17, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   65

Form13F Information Table Value Total:     $   157,587(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES S&P GLOBAL 100 INDEX   COM              464287572      421     6100 SH       Sole                                       6100
VANGUARD ALL WORLD INDX        COM              922042775     1698    32000 SH       Sole                                      32000
AMER EXPRESS                   COM              025816109     5854   155400 SH       Sole                                     155400
ANHEUSER BUSCH COMPANIES       COM              035229103     5429    87400 SH       Sole                                      87400
AT & T CORP                    COM              00206R102      472    14000 SH       Sole                                      14000
BANKAMERICA                    COM              060505104     1338    56050 SH       Sole                                      56050
CITIGROUP                      COM              172967101      712    42500 SH       Sole                                      42500
FEDERAL EXPRESS                COM              31428X106     5204    66050 SH       Sole                                      66050
GENERAL ELECTRIC               COM              369604103     5434   203600 SH       Sole                                     203600
HEWLETT PACKARD                COM              428236103      522    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     5679   242500 SH       Sole                                     242500
ILLINOIS TOOLS WORKS           COM              452308109     1188    25000 SH       Sole                                      25000
INTEL                          COM              458140100     2762   128600 SH       Sole                                     128600
JOHNSON & JOHNSON              COM              478160104     5195    80750 SH       Sole                                      80750
JOHNSON CONTROLS INC           COM              478366107     3781   131850 SH       Sole                                     131850
KELLOGG                        COM              487836108     4322    90000 SH       Sole                                      90000
LOWE'S                         COM              548661107     1321    63650 SH       Sole                                      63650
MERCK                          COM              589331107     2224    59000 SH       Sole                                      59000
MICROSOFT                      COM              594918104     4582   166550 SH       Sole                                     166550
MOTOROLA                       COM              620076109      440    60000 SH       Sole                                      60000
OFFICE DEPOT                   COM              676220106      323    29500 SH       Sole                                      29500
PEPSICO                        COM              713448108     3815    60000 SH       Sole                                      60000
PROCTER & GAMBLE               COM              742718109     4248    69850 SH       Sole                                      69850
STARBUCKS                      COM              855244109      811    51500 SH       Sole                                      51500
VALERO ENERGY                  COM              91913Y100     2232    54200 SH       Sole                                      54200
WAL MART STORES                COM              931142103     1394    24800 SH       Sole                                      24800
WASTE MGT                      COM              94106L109     1904    50500 SH       Sole                                      50500
DOW JONES INDEX                COM              252787106     6176    54450 SH       Sole                                      54450
FINANCIAL SECTOR SPDR          COM              81369Y605     1216    60000 SH       Sole                                      60000
ISHARES MSCI EMERGING MKTS     COM              464287234      204     1500 SH       Sole                                       1500
ISHARES S&P 100 INDEX          COM              464287101     4029    69300 SH       Sole                                      69300
POWERSHARES QQQ INDEX          COM              73935A104      813    18000 SH       Sole                                      18000
S&P 500 INDEX                  COM              78462F103    17610   137600 SH       Sole                                     137600
S&P MIDCAP 400 INDEX           COM              595635103      536     3600 SH       Sole                                       3600
TECHNOLOGY SECTOR INDEX        COM              81369Y803     2839   123900 SH       Sole                                     123900
VANGUARD LARGE CAP             COM              922908637     1803    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     3716    62700 SH       Sole                                      62700
BP AMOCO                       ADR              055622104      661     9500 SH       Sole                                       9500
ING GROEP                      ADR              456837103      315    10000 SH       Sole                                      10000
NOKIA ADR                      ADR              654902204     3565   145500 SH       Sole                                     145500
NOVARTIS ADR                   ADR              66987V109     3258    59200 SH       Sole                                      59200
ROYAL DUTCH SHELL              ADR              780259206     2100    25700 SH       Sole                                      25700
SAP AG ADR                     ADR              803054204     1334    25600 SH       Sole                                      25600
TELECOM ITALIA SPA             ADR              87927Y102      998    50000 SH       Sole                                      50000
UBS AG                         ADR              H89231338      246    11900 SH       Sole                                      11900
VODAFONE GROUP PLC ADR         ADR              92857W209     1237    42000 SH       Sole                                      42000
DJ STOXX 50 FUND               COM              78463X103     2738    61450 SH       Sole                                      61450
ISHARES GERMANY INDEX          COM              464286806     1060    36000 SH       Sole                                      36000
ISHARES MSCI AUSTRIA INDEX     COM              464286202     1156    33200 SH       Sole                                      33200
ISHARES MSCI EAFE INDEX        COM              464287465      611     8900 SH       Sole                                       8900
ISHARES MSCI TURKEY INDEX      COM              464286715      227     5000 SH       Sole                                       5000
ISHARES S&P 350 EUROPE         COM              464287861     1045    10750 SH       Sole                                      10750
CEMEX ADR                      ADR              151290889     1951    78993 SH       Sole                                      78993
FEMSA ADR                      ADR              344419106     2776    61000 SH       Sole                                      61000
GRUMA ADR                      ADR              400131306      217    20000 SH       Sole                                      20000
TELMEX ADR                     ADR              879403780      514    21700 SH       Sole                                      21700
TELMEX INTERNACIONAL ADR       ADR              879690105      349    21700 SH       Sole                                      21700
BANCOLOMBIA SA                 ADR              05968L102      907    28900 SH       Sole                                      28900
HONDA MOTOR ADR                ADR              438128308     2753    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     5532    58850 SH       Sole                                      58850
BARCLAYS MSCI INDIA            COM              06739F291     2124    40650 SH       Sole                                      40650
ISHARES HK CHINA 25            COM              464287184      203     1550 SH       Sole                                       1550
ISHARES MSCI JAPAN             COM              464286848     1571   126000 SH       Sole                                     126000
ISHARES SINGAPORE              COM              464286673     2923   235500 SH       Sole                                     235500
ISHARES SOUTH KOREA            COM              464286772     2971    58200 SH       Sole                                      58200